Commitment and Contingent Liabilities (Details)	Dec. 31, 2017
Royalty Payment On Net Sale, Reduced Percentage	2.00%
Other Products [Member]
Royalty Payment On Net Sale, Percentage	2.50%
Royalty Payment On Fixed Sublicence Income With No Sublicence Income On Sales, Percentage	15.00%
Royalty Payment On Fixed Sublicence Income With Sublicence Income On Sales, Percentage	7.50%
Leukemia Related Products [Member]
Royalty Payment On Net Sale, Percentage	3.00%
Royalty Payment On Fixed Sublicence Income With No Sublicence Income On Sales, Percentage	20.00%
Royalty Payment On Fixed Sublicence Income With Sublicence Income On Sales, Percentage	10.00%